INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INTANGIBLE ASSETS, NET
Impairment			¥ 181,845	¥ 0
Amortization Expense Continuing Operations	¥ 2,202	$ 337	29,369	31,511
Amortization Expense Discontinued Operations	¥ 0		¥ 0	¥ 1,399